Class K [Member] Expense Example - Class K - BlackRock LifePath Dynamic 2030 Fund - Class K	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	$ 647